STOCK-BASED COMPENSATION PLANS - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation costs	$ 85	$ 86	$ 83
Stock-based compensation costs, net of amounts capitalized	39	43	44
401(k) savings plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation costs	39	41	38
EDCP & DCPD
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation costs	7	6	1
Restricted stock units | Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation costs	35	32	39
Restricted stock | Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock based compensation costs	$ 4	$ 7	$ 5